INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments
Investments

11.INVESTMENTS

Short term investments

Short term investments consisted of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Available-for-sale investment:
Investment in a mutual fund	25,219	26,169	4,040

	25,219	26,169	4,040

On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000. The Company has accounted for the investment in the mutual fund as an available-for-sale investment, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in as other comprehensive income (loss) in the consolidated statements of comprehensive loss until realized.

In 2013, the Company disposed of 5,583.30 unit (2012: 1,838.04 unit) with a consideration of RMB57,260,000 (2012:RMB18,582,000) and reclassified the accumulated unrealized gains recorded in accumulated other comprehensive income of RMB1,413,000 (2012: RMB224,000) to other income (expense) in the consolidated statements of comprehensive loss on the date of disposal.

In 2014, the Company shifted all of JPMorgan Managed Income Fund (2,369.25 unit) into JPMorgan Managed Reserves Fund (408.24 unit) for higher returns. The fair value of the investment was RMB25,219,000 (US$4,065,000) as of December 31, 2014 (December 31, 2013: RMB24,636,000), as derived from level one observable inputs, with the change of fair value of RMB583,000 (US$94,000) (2013: RMB93,000) recorded in other comprehensive income.

The fair value of the investment was RMB26,169,000 (US$4,040,000) as of December 31, 2015 (December 31, 2014: RMB25,219,000), as derived from level one observable inputs, with the change of fair value of RMB950,000 (US$147,000) (2014: RMB583,000) recorded in other comprehensive income.

There were no impairment indicators noted associated with this investment as of December 31, 2014 and 2015.

Long term investments

Long term investments consisted of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000
Cost investments
PRC Fund	9,103	10,103	1,560
United States Fund	16,539	17,841	2,754
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,890
Investment in ordinary shares of an unlisted company in PRC (“Investee A”)	6,000	6,000	926

	43,882	46,184	7,130

Available-for-sale investments
Investment in preferred shares of an unlisted company in PRC (“Investee B”)	1,716	1,716	265
Investment in convertible loan of an unlisted company in Cayman Islands (“Investee C”)	3,068	3,973	613
Less: accumulated impairment	(1,716)	(1,716)	(265)

	3,068	3,973	613

	46,950	50,157	7,743

Cost investments

In 2011, the Company entered into agreements with a PRC Fund and a United States Fund and made investments of RMB3,103,000 and RMB6,033,000, respectively, as a Limited Partner. In 2012, the Company made an additional RMB3,000,000 investment to each of the PRC Fund and the United States Fund. In 2013, the Company made an additional RMB1,500,000 and RMB4,814,000 to each of the PRC Fund and the United States Fund, respectively. In 2014, the Company made an additional RMB1,500,000 and RMB2,692,000 to each of the PRC Fund and the United States Fund, respectively. In 2015, the Company made an additional RMB1,000,000 (US$154,000) and RMB1,303,000 (US$201,000) to each of the PRC Fund and the United States Fund, respectively. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method.

In 2013, the Company entered into an agreement with Flashapp, an unlisted company in Cayman Island to purchase 13,971,428 Series A Preferred Shares for RMB12,240,000. The Company has the contingent redemption right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. The Board of Directors of Flashapp shall consist of five persons, where the Company, as a majority of Series A Preferred Shares may appoint two directors. The Company, through the directors appointed, has the ability to exercise significant influence over the operating and financial policies of Flashapp and hence, Flashapp is a related party of the Company (Note 21).  However, the Series A Preferred Shares are not in-substance common stock and therefore the Company has accounted for the investment as cost method investment carried at cost.

On August 25, 2014, the Company entered into an agreement with an unlisted company in the PRC (“Investee A”) to acquire 6.25% interest for RMB6,000,000 (US$967,000). The Company has accounted for the investment as cost method investments carried at cost.

Available-for-sale investments

In 2011, the Company entered into an agreement with an unlisted company in the PRC (“Investee B”) to purchase 970,591 Series A Preferred Shares for RMB1,259,000. The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income in the consolidated statements of comprehensive loss until realized. As of December 31, 2012, the fair value of the investment in the Investee B was RMB1,716,000 with the change of fair value of RMB457,000, recorded in other comprehensive income. In 2013, the Company believed that there was a decline in value that was other-than-temporary, and recorded RMB1,716,000 in “impairment of available-for-sale investment” in the consolidated statements of comprehensive loss including RMB499,000 reclassified from accumulated other comprehensive income.

On February 19, 2014, the Company entered into an agreement with an unlisted company in Cayman Islands (“Investee C”) to issue a convertible loan of RMB3,068,000 (US$494,000) at an interest rate of US prime rate plus 2% for 2 years. The Company has the right to request conversion of all its convertible loan upon Investee B’s successful Series A financing, at a price less than 25% of its Series A financing price. The Company has accounted for the investment of convertible loan as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income (loss) in the consolidated statements of comprehensive loss until realized. As of December 31, 2015, the fair value of this investment in Investee C was RMB3,973,000 (US$613,000) with the change of fair value of RMB904,000 (US$140,000) recorded in other comprehensive income.

There were no indicators of impairment noted associated with the investments as of December 31, 2015.